UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06621

Nuveen Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
	July 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 3.2% (2.1% of Total Investments)
$ 6,995	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 7,004,163
	2006C-2, 5.000%, 11/15/39 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
3,500	5.250%, 11/15/20	11/15 at 100.00	Baa2	3,513,055
1,000	5.000%, 11/15/30	11/15 at 100.00	Baa2	870,010
12,000	Birmingham Waterworks and Sewer Board, Alabama, Water and Sewer Revenue Bonds, Series	1/17 at 100.00	AA+	11,271,120
	2007A, 4.500%, 1/01/39 – AMBAC Insured (UB)
1,960	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,898,044
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,690	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,938,193
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
6,255	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	3/14 at 100.00	Aa3	6,607,782
	FGIC Insured
33,400	Total Alabama			33,102,367
	Arizona – 0.4% (0.2% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB	195,172
265	5.250%, 12/01/25	12/15 at 100.00	BBB	253,003
800	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	1/15 at 100.00	BBB–	810,944
	Company, Refunding Series 2008, 5.750%, 9/01/29
2,750	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	2,471,673
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
4,015	Total Arizona			3,730,792
	Arkansas – 0.1% (0.1% of Total Investments)
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	1,012,040
	Series 2005B, 5.000%, 2/01/25
	California – 12.4% (8.1% of Total Investments)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
4,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	4,213,360
5,500	5.375%, 5/01/21 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	5,767,465
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount
	University, Series 2001A:
3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	1,604,813
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	2,679,420
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	3,203,021
3,330	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital	No Opt. Call	Aa3	3,350,779
	and Clinics, Series 2008A-2. RMKT, 5.250%, 11/15/40
3,740	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	AAA	3,745,460
	Series 2005, 5.000%, 11/15/27
2,550	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	2,617,269
	Series 2009B, 5.500%, 10/01/39
2,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,328,200
	5.000%, 11/15/42 (UB)
2,055	California Infrastructure Economic Development Bank, Infrastructure State Revolving Fund	10/14 at 100.00	AA+	2,176,492
	Revenue Bonds, Series 2004, 5.000%, 10/01/21
7,440	California State, General Obligation Bonds, Series 2004, 5.125%, 2/01/25	2/14 at 100.00	A1	7,788,564
20,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	21,484,400
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	755,580
	Health System, Series 2005A, 5.000%, 7/01/39
5,355	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	5,974,252
	Option Bond Trust 3175, 13.616%, 5/15/14 (IF)
1,935	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	Aa3	2,186,511
565	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14 (ETM)	No Opt. Call	Aaa	641,959
4,000	California, State Economic Recovery Revenue Bonds, Refunding Series 2009A, 5.250%, 7/01/21	7/19 at 100.00	Aa3	4,630,320
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A	1,998,515
	Company, Series 1996A, 5.300%, 7/01/21
2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	A	2,434,250
	Redevelopment Project, Series 2005A, 5.000%, 10/01/23 – AMBAC Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	Aaa	22,618,500
	1995A, 0.000%, 1/01/21 (ETM)
1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	1,291,305
	5.000%, 9/01/27 – AMBAC Insured
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	Baa3	748,370
	Bonds, Series 2007A-1, 5.750%, 6/01/47
3,850	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B,	7/21 at 100.00	Aa2	4,192,804
	6.125%, 7/15/40
	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms
	Improvement Area 4, Series 2005A:
1,420	5.000%, 9/01/25	9/15 at 102.00	N/R	1,294,983
435	5.100%, 9/01/30	9/15 at 102.00	N/R	381,417
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa3	240,595
275	5.000%, 9/01/23	9/15 at 102.00	Baa3	256,512
2,220	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	A	2,249,348
	Project, Series 2004A, 5.000%, 9/01/20 – SYNCORA GTY Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
4,595	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	Baa1	766,032
32,400	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	Baa1	4,533,732
6,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	BBB+	5,965,200
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
3,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	A+	2,946,300
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured
171,960	Total California			127,065,728
	Colorado – 1.3% (0.9% of Total Investments)
1,700	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AA+	1,840,845
	2004, 5.000%, 12/01/22 – FGIC Insured
	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan
	Society, Series 2005:
1,745	5.250%, 6/01/23	6/16 at 100.00	A–	1,776,550
475	5.000%, 6/01/29	6/16 at 100.00	A–	448,186
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	A	400,528
	5.000%, 3/01/25
210	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	227,457
	(Alternative Minimum Tax)
6,925	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	6,347,178
	Senior Lien Series 2006, 5.125%, 12/01/25 – SYNCORA GTY Insured
1,700	Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds, Boston Lofts Project, Series	10/11 at 100.00	B	1,627,427
	1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	656,951
	5.375%, 6/01/31
400	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	403,848
	Activity Bonds, Series 2010, 6.000%, 1/15/41
14,185	Total Colorado			13,728,970
	Connecticut – 0.5% (0.3% of Total Investments)
5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AA	5,419,700
	5.000%, 1/01/21 – FGIC Insured
	Delaware – 0.1% (0.1% of Total Investments)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Christiana Care Health Services Inc.,	10/20 at 100.00	AA–	1,021,330
	Series 2010A, 5.000%, 10/01/40 – NPFG Insured
	District of Columbia – 0.1% (0.1% of Total Investments)
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,337,523
	Tender Option Bond Trust 1606, 11.736%, 10/01/30 – AMBAC Insured (IF)
	Florida – 44.6% (28.9% of Total Investments)
1,055	Bay County School Board, Florida, Certificates of Participation, Series 2004, 5.000%,	7/14 at 100.00	N/R	1,059,368
	7/01/24 – AMBAC Insured
1,700	Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special	5/12 at 102.00	N/R	1,491,325
	Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured
1,320	Bradford County Health Facility Authority, Florida, Revenue Refunding Bonds, Santa Fe	No Opt. Call	AA+ (4)	1,501,196
	Healthcare Inc., Series 1993, 6.050%, 11/15/16 (ETM)
2,500	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern	4/14 at 100.00	BBB	2,441,900
	University, Series 2004B, 5.625%, 4/01/34
820	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald	9/11 at 100.00	Aaa	820,779
	Palms Apartments, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)
160	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding	10/11 at 30.00	Aaa	51,280
	Bonds, Series 2000B, 0.000%, 4/01/29 (Alternative Minimum Tax)
1,870	Broward County School Board, Florida, Certificates of Participation, Series 2004C, 5.250%,	7/14 at 100.00	AA+	1,949,269
	7/01/20 – AGM Insured
	Broward County, Florida, Airport System Revenue Bonds, Series 2001-J1:
2,225	5.250%, 10/01/21 – AMBAC Insured (Alternative Minimum Tax)	10/11 at 101.00	A+	2,250,788
8,900	5.250%, 10/01/26 – AMBAC Insured (Alternative Minimum Tax)	10/11 at 101.00	A+	8,918,868
2,150	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	A+	2,229,894
	AMBAC Insured
2,000	Broward County, Florida, Water and Sewer System Revenue Bonds, Series 2009A, 5.250%, 10/01/34	10/18 at 100.00	AA	2,104,100
650	Cape Coral, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 10/01/36 –	10/16 at 100.00	A1	611,416
	AMBAC Insured
1,500	Citrus County Hospital Board, Florida, Revenue Bonds, Citrus Memorial Hospital, Refunding	8/13 at 100.00	Ba2	1,435,110
	Series 2002, 6.375%, 8/15/32
750	City of Gainesville, Florida, Utilities System Revenue Bonds, Series 2003A, 5.250%, 10/01/21	10/13 at 100.00	AA (4)	828,503
	(Pre-refunded 10/01/13)
3,010	Cocoa, Florida, Water and Sewerage System Revenue Refunding Bonds, Series 2003, 5.500%,	No Opt. Call	AA–	3,453,162
	10/01/23 – AMBAC Insured
2,815	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AA–	2,927,290
	NPFG Insured
1,290	Escambia County, Florida, Tourist Development Revenue Refunding Bonds, Series 2002, 5.000%,	10/12 at 100.00	A1	1,343,238
	10/01/18 – NPFG Insured
4,230	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	A	4,286,090
	NPFG Insured
70	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds,	No Opt. Call	AAA	76,018
	Series 1987G-1, 8.595%, 11/01/17
590	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, Series 1997-2, 5.900%,	1/12 at 100.00	AA+	597,127
	7/01/29 – NPFG Insured (Alternative Minimum Tax)
1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Holly Cove Apartments, Series 1995F,	10/11 at 100.00	N/R	997,090
	6.150%, 10/01/25 – AMBAC Insured (Alternative Minimum Tax)
5,790	Florida Housing Finance Corporation, FNMA Revenue Bonds, Villa de Mallorca Apartments, Series	10/11 at 101.00	Aaa	5,853,690
	2000H-1, 6.000%, 7/01/33 (Alternative Minimum Tax)
905	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-6, 4.625%,	1/16 at 100.00	AA+	864,664
	7/01/31 (Alternative Minimum Tax)
3,170	Florida Housing Finance Corporation, Housing Revenue Refunding Bonds, Hunters Ridge at	12/11 at 100.00	AA	3,171,458
	Deerwood Apartments, Series 1998-0, 5.300%, 12/01/28
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	A–	456,695
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	A–	650,231
1,685	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.000%, 5/01/22 – NPFG Insured	5/13 at 100.00	A–	1,710,595
13,925	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/12 at 101.00	AAA	14,475,873
	Series 2002B, 5.000%, 6/01/20 – NPFG Insured
185	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/12 at 101.00	AAA	194,256
	Series 2002F, 5.000%, 6/01/22 (Pre-refunded 6/01/12) – NPFG Insured
14,985	Florida State Board of Education, State University System Revenue Bonds, Series 2006A, 5.000%,	7/15 at 101.00	AA	15,542,892
	7/01/30 – FGIC Insured (UB)
5,980	Florida State Department of Management Services, Certificates of Participation, Series 2006A,	8/15 at 101.00	AA+	6,256,575
	5.000%, 8/01/23 – NPFG Insured
2,580	Florida State Education System, Housing Facility Revenue Bonds, Florida International	No Opt. Call	Baa1	2,759,491
	University, Series 2004A, 5.000%, 7/01/14 – NPFG Insured
4,000	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series	7/13 at 101.00	AA–	4,040,400
	2003C, 5.000%, 7/01/33
3,500	Florida State Water Pollution Control Financing Corporation, Revolving Fund Revenue Bonds,	1/19 at 100.00	AAA	3,718,015
	Series 2009A, 5.000%, 1/15/29
2,345	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic	10/14 at 100.00	Aa3	2,570,894
	Facilities Improvements, Series 2004, 5.000%, 10/01/16 – AMBAC Insured
12,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 1999A,	10/11 at 100.00	A+	12,001,680
	5.125%, 10/01/28 – FGIC Insured (Alternative Minimum Tax)
8,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AA+	8,300,960
	5.125%, 10/01/21 – AGM Insured (Alternative Minimum Tax)
	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
2,320	5.500%, 6/01/38 – AGM Insured	6/18 at 100.00	AA+	2,346,819
1,755	5.375%, 6/01/46	6/16 at 100.00	A–	1,619,040
5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series	No Opt. Call	BBB	5,987,300
	1986, 7.650%, 7/01/16 – FGIC Insured
7,200	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/11 at 101.00	N/R (4)	7,393,392
	Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)
3,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/12 at 100.00	N/R	3,289,896
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%,
	4/01/30 (Alternative Minimum Tax)
2,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding	10/13 at 100.00	A3	2,013,300
	Bonds, Tampa General Hospital, Series 2003A, 5.250%, 10/01/24
1,535	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AA	1,608,296
	5/01/24 – AMBAC Insured
2,170	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AA+	2,255,715
	10/01/25 – FGIC Insured
1,500	Hollywood, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2003,	10/13 at 100.00	Aa2	1,558,080
	5.000%, 10/01/20 – AGM Insured
1,430	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2001, 5.000%,	10/11 at 100.00	A1 (4)	1,442,155
	10/01/23 (Pre-refunded 10/03/11) – AMBAC Insured
	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003:
4,990	5.250%, 10/01/21 – NPFG Insured	10/13 at 100.00	A1	5,343,741
2,090	5.000%, 10/01/22 – NPFG Insured	10/13 at 100.00	A1	2,160,809
3,145	Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/18 –	10/13 at 100.00	Aa2	3,291,117
	NPFG Insured (Alternative Minimum Tax)
	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds,
	Series 2002:
2,230	5.000%, 10/01/21 – FGIC Insured	10/12 at 100.00	A+	2,281,223
2,000	5.000%, 10/01/22 – FGIC Insured	10/12 at 100.00	A+	2,041,360
2,750	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding and Improvement Bonds,	10/12 at 100.00	AA+	2,874,520
	Series 2002, 5.375%, 10/01/17 – FGIC Insured
	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A:
3,235	5.000%, 10/01/18 – FGIC Insured	10/13 at 100.00	Aa2	3,455,918
5,090	5.000%, 10/01/19 – FGIC Insured	10/13 at 100.00	Aa2	5,437,596
	Lake County School Board, Florida, Certificates of Participation, Series 2004A:
1,190	5.000%, 7/01/20 – AMBAC Insured	7/14 at 100.00	A	1,230,603
1,470	5.000%, 7/01/24 – AMBAC Insured	7/14 at 100.00	A	1,493,682
4,250	Lakeland, Florida, Energy System Revenue Refunding Bonds, Series 1999C, 6.050%, 10/01/11 –	No Opt. Call	AA+	4,291,820
	FGIC Insured
1,065	Lee County Industrial Development Authority, Florida, Utilities Revenue Bonds, Bonita Springs	11/12 at 100.00	AA–	1,080,080
	Utilities Inc. Project, Series 2002, 5.000%, 11/01/19 – NPFG Insured (Alternative Minimum Tax)
1,000	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/14 –	No Opt. Call	A–	1,108,180
	AMBAC Insured
3,500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A	3,224,340
	NPFG Insured
2,345	Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional Medical Center Project, Series	7/12 at 100.00	BBB+	2,345,610
	2002, 5.375%, 7/01/22
3,430	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project,	No Opt. Call	BBB+	3,510,811
	Series 2003, 5.000%, 7/01/12
5,130	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	A1	5,362,748
	10/01/17 – AMBAC Insured
	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of
	Miami, Series 2004A:
2,290	5.000%, 4/01/19 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	N/R (4)	2,546,663
3,305	5.000%, 4/01/22 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	N/R (4)	3,675,424
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B:
2,000	5.250%, 7/01/18 – FGIC Insured	7/14 at 100.00	A	2,155,780
2,000	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	A	2,078,140
2,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series	7/12 at 100.00	A3	2,016,060
	2001, 5.000%, 7/01/21 – FGIC Insured
3,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Refunding Bonds, Miami	8/11 at 101.00	AAA	3,036,570
	Children’s Hospital, Series 2001A, 5.125%, 8/15/26 (Pre-refunded 8/15/11) – AMBAC Insured
3,630	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	1/12 at 101.00	AA+	3,670,656
	Sunset Bay Apartments, Series 2000-5A, 5.950%, 7/01/30 – AGM Insured (Alternative Minimum Tax)
1,280	Miami-Dade County Industrial Development Authority, Florida, Industrial Development Revenue	10/11 at 100.00	N/R	1,171,789
	Bonds, Airis Miami II LLC – Miami International Airport, Series 1999, 6.000%, 10/15/25 –
	AMBAC Insured (Alternative Minimum Tax)
1,970	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006B, 5.000%,	11/16 at 100.00	A1	1,953,748
	11/01/31 – AMBAC Insured
7,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998A,	10/11 at 100.00	A2	7,500,450
	5.000%, 10/01/24 – FGIC Insured (Alternative Minimum Tax)
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998C,	10/11 at 100.00	A2	4,000,760
	5.000%, 10/01/23 – NPFG Insured (Alternative Minimum Tax)
5,390	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	A2	5,563,181
	5.750%, 10/01/18 – FGIC Insured (Alternative Minimum Tax)
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A,	10/19 at 100.00	A2	5,080,150
	5.500%, 10/01/41
4,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series	7/18 at 100.00	Aa2	4,176,680
	2009-B1, 5.625%, 7/01/38
11,300	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AA+	11,355,370
	7/01/35 – AGM Insured
3,300	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%,	10/11 at 100.00	Aa2	3,302,541
	10/01/29 – FGIC Insured
1,175	Naples, Florida, Water and Sewer Revenue Bonds, Series 2002, 5.000%, 9/01/14	9/12 at 100.00	Aa2 (4)	1,236,159
	(Pre-refunded 9/01/12)
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/12 at 101.00	N/R (4)	5,354,700
	System/Sunbelt Obligated Group, Series 2002, 5.250%, 11/15/18 (Pre-refunded 11/15/12)
	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional
	Healthcare System, Series 2002:
3,695	5.750%, 12/01/27 (Pre-refunded 12/01/12)	12/12 at 100.00	AAA	3,963,774
1,000	5.750%, 12/01/32 (Pre-refunded 12/01/12)	12/12 at 100.00	AAA	1,072,740
2,440	Orange County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	Aa3	2,506,222
	8/01/22 – AMBAC Insured
	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A:
1,665	5.125%, 1/01/20 – FGIC Insured	1/13 at 100.00	AA	1,745,736
3,400	5.125%, 1/01/23 – FGIC Insured	1/13 at 100.00	AA	3,540,386
	Orlando Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Republic
	Drive-Universal Boulevard – I-4 Interchange Project, Series 2002:
1,495	5.125%, 4/01/20 – AMBAC Insured	4/12 at 100.00	N/R	1,492,309
1,225	5.125%, 4/01/21 – AMBAC Insured	4/12 at 100.00	N/R	1,212,493
4,295	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/12 at 100.00	Aa1 (4)	4,546,472
	2002C, 5.250%, 10/01/18 (Pre-refunded 10/01/12)
575	Osceola County Industrial Development Authority, Florida, Industrial Development Revenue	8/12 at 100.00	Baa1	569,779
	Bonds, P.M. Wells Charter School Project, Series 2001A, 5.000%, 8/01/23 – NPFG Insured
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
3,745	5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	Aa3	3,870,795
2,000	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	Aa3	2,057,420
	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH
	Corporation Obligated Group, Series 2001:
1,895	5.500%, 12/01/21	12/11 at 101.00	BBB–	1,851,093
6,470	5.625%, 12/01/31	12/11 at 101.00	BBB–	5,862,596
2,040	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.250%,	8/12 at 100.00	AA+	2,111,420
	8/01/21 – AGM Insured
1,500	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AA–	1,549,725
	8/01/22 – FGIC Insured
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA–	3,075,780
	8/01/27 – NPFG Insured
6,090	Palm Beach County School Board, Florida, Certificates of Participation, Tender Option Bond	No Opt. Call	AA+	6,605,092
	Trust 2089, 13.123%, 8/01/14 – AGM Insured (IF)
4,490	Palm Beach County, Florida, Public Improvement Revenue Bonds, Biomedical Research Park	6/15 at 100.00	AA+	4,639,517
	Project, Series 2005A, 5.000%, 6/01/25 – AMBAC Insured
4,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, FPL Reclaimed Water Project, Series	10/19 at 100.00	AAA	4,283,480
	2009, 5.250%, 10/01/33
6,545	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A, Trust 2622,	No Opt. Call	AAA	6,901,572
	11.388%, 10/01/14 (IF)
10,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/31 (UB)	10/16 at 100.00	AAA	10,393,800
2,500	Polk County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/18 –	10/14 at 100.00	AA+	2,730,300
	AGM Insured
2,060	Polk County, Florida, Utility System Revenue Bonds, Series 2003, 5.250%, 10/01/22 –	10/13 at 100.00	Aa3	2,194,312
	FGIC Insured
2,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	Baa1	1,718,580
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
1,350	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/21 – NPFG Insured	9/13 at 100.00	A+	1,436,603
650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%,	10/15 at 100.00	A1	664,801
	10/01/25 – AMBAC Insured
3,240	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	4/14 at 100.00	Aa3	3,357,936
	Bonds, Series 2004A, 5.000%, 6/01/22 – NPFG Insured
1,635	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	BB	1,310,747
	5.000%, 5/01/30 – RAAI Insured
2,750	Saint Johns County, Florida, Transportation Improvement Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	Aa3	2,858,405
	10/01/23 – AMBAC Insured
3,570	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Baa1 (4)	4,293,603
	1992, 6.000%, 10/01/19 – NPFG Insured (ETM)
1,680	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Baa1	1,867,958
	1992, 6.000%, 10/01/19 – NPFG Insured
625	Sonoma Bay Community Development District, Florida, Special Assessment Bonds, Series 2005A,	5/15 at 100.00	N/R	545,381
	5.450%, 5/01/36
10,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32	5/12 at 101.00	Aa3 (4)	10,501,200
	(Pre-refunded 5/01/12)
7,500	South Florida Water Management District, Certificates of Participation, Series 2006, Trust	No Opt. Call	AA	7,522,650
	1036, 9.252%, 10/01/14 – AMBAC Insured (IF)
5,000	South Florida Water Management District, Certificates of Participation, Series 2006, 5.000%,	10/16 at 100.00	AA+	5,007,550
	10/01/36 – AMBAC Insured
2,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	2,376,023
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds,
	Presbyterian Retirement Communities, Series 2004A:
2,250	5.850%, 8/01/24	8/14 at 101.00	N/R	2,261,925
3,135	5.625%, 8/01/34	8/14 at 101.00	N/R	2,883,290
5,000	Sumter County, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 6/01/36 –	6/16 at 100.00	A	4,864,449
	AMBAC Insured
620	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AA+	648,668
	10/01/25 – AMBAC Insured
5,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/35 – NPFG Insured	10/15 at 100.00	AA	5,043,649
5,000	Tampa Bay, Florida, Regional Water Supply Authority Utility System Revenue Bonds, Series 2008,	10/18 at 100.00	AA+	5,134,499
	5.000%, 10/01/34
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose
	Bonds, Stadium Project, Series 1995:
1,250	5.750%, 10/01/20 – NPFG Insured	No Opt. Call	Baa1	1,340,337
2,785	5.750%, 10/01/25 – NPFG Insured	No Opt. Call	Baa1	2,841,395
2,250	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Series 2005, 5.000%,	7/15 at 101.00	A–	2,524,184
	7/01/16 – AMBAC Insured
7,285	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Series 2005, 5.000%,	7/15 at 101.00	AAA	8,489,938
	7/01/16 (Pre-refunded 7/01/15) – AMBAC Insured
	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2002:
11,815	5.375%, 10/01/14 – AGM Insured	10/12 at 100.00	AA+	12,311,229
8,605	5.375%, 10/01/15 – AGM Insured	10/12 at 100.00	AA+	8,966,409
1,000	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%,	12/14 at 100.00	Aa3	1,030,909
	12/01/24 – AGM Insured
442,420	Total Florida			454,444,283
	Georgia – 1.2% (0.8% of Total Investments)
500	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health	1/14 at 100.00	Baa3	424,505
	University Medical Center Inc., Series 2004A, 5.375%, 1/01/26
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,017,580
	Medical Center Project, Series 2010, 8.125%, 12/01/45
10	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	Aaa	11,089
	5.250%, 11/01/15 (Pre-refunded 11/01/13) – NPFG Insured
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
3,405	5.250%, 11/01/15 – NPFG Insured	11/13 at 100.00	A1	3,691,497
3,365	5.000%, 11/01/18 – NPFG Insured	11/13 at 100.00	A1	3,611,621
2,235	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia,	12/14 at 100.00	N/R	2,268,704
	Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured
11,515	Total Georgia			12,024,996
	Idaho – 0.5% (0.3% of Total Investments)
55	Idaho Housing Agency, Senior Lien Single Family Mortgage Bonds, Series 1995F, 6.450%, 7/01/27	1/12 at 100.00	Aaa	55,285
	(Alternative Minimum Tax)
3,055	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood Terrace	3/12 at 105.00	Aaa	3,228,219
	Project, Series 2002A-1, 7.250%, 3/20/37
75	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996G, 6.350%,	1/12 at 100.00	Aa1	75,379
	7/01/26 (Alternative Minimum Tax)
120	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000B, 6.250%,	1/12 at 100.00	Aa2	121,147
	7/01/22 (Alternative Minimum Tax)
185	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	1/12 at 100.00	Aaa	188,765
	7/01/20 (Alternative Minimum Tax)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
1,000	5.250%, 9/01/30	9/16 at 100.00	BB+	861,900
470	5.250%, 9/01/37	9/16 at 100.00	BB+	387,727
4,960	Total Idaho			4,918,422
	Illinois – 11.8% (7.7% of Total Investments)
5,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aa2	3,181,800
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
22,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/25 –	No Opt. Call	Aa3	10,510,039
	FGIC Insured
1,680	Chicago, Illinois, Tax Increment Allocation Bonds, Read-Dunning Redevelopment Project, Series	1/12 at 100.00	N/R	1,683,242
	1996B, 7.250%, 1/01/14
1,765	Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary Drainage and Ship Canal	1/12 at 100.00	N/R	1,769,165
	Redevelopment Project, Series 1997A, 7.750%, 1/01/14
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation	No Opt. Call	Aa2 (4)	3,144,250
	Bonds, Series 2001, 0.000%, 12/01/20 – FGIC Insured (ETM)
2,575	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	Baa1	1,561,429
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured
3,615	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	N/R (4)	2,730,084
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured (ETM)
3,500	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA	3,826,655
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,000	5.250%, 11/15/14	5/14 at 100.00	A	2,142,620
4,420	5.250%, 11/15/15	5/14 at 100.00	A	4,700,979
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB+	334,861
1,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,095,624
4,480	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	AA+	4,614,355
	8/15/41 – AGM Insured
2,540	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	No Opt. Call	Baa3	2,290,928
	University Center Project, Series 2006B, 5.000%, 5/01/25
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	1,042,220
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
3,090	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	AA+	3,139,595
	6.000%, 7/01/33
3,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa2	3,474,000
	Series 1993C, 6.000%, 4/01/18
10,000	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/21 – AGM Insured	1/20 at 100.00	AA+	10,635,200
2,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	A+	1,925,680
11,050	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 –	No Opt. Call	A+	12,420,532
	FGIC Insured
2,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 2/01/18	2/12 at 100.00	A+ (4)	2,054,200
	(Pre-refunded 2/01/12) – FGIC Insured
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation
	Refunding Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – AGM Insured	No Opt. Call	Aa3	2,231,510
1,740	0.000%, 11/01/21 – AGM Insured	No Opt. Call	Aa3	1,051,291
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	4,833,809
	Illinois, General Obligation Bonds, Refunding Series 2002, 5.250%, 12/01/20 –
	AGM Insured (UB)
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
855	5.250%, 1/01/25	1/16 at 100.00	B–	596,328
1,750	5.250%, 1/01/30	1/16 at 100.00	B–	1,221,640
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	N/R	10,101,599
	General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation	No Opt. Call	Aa2	1,881,897
	School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured
10,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	AAA	10,016,700
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
8,000	0.000%, 6/15/26 – NPFG Insured	6/22 at 101.00	AAA	6,123,920
3,385	5.000%, 12/15/28 – NPFG Insured	6/12 at 101.00	AAA	3,396,543
147,380	Total Illinois			120,732,695
	Indiana – 1.6% (1.1% of Total Investments)
1,000	Ball State University, Indiana, Student Fee Revenue Bonds, Series 2002K, 5.750%, 7/01/20	1/12 at 100.00	AA– (4)	1,023,690
	(Pre-refunded 1/01/12) – FGIC Insured
3,880	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services,	11/19 at 100.00	Aa3	3,908,091
	Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	2,474,550
	5.000%, 12/01/37
	Indiana University, Student Fee Revenue Bonds, Series 2004P:
2,750	5.000%, 8/01/22 – AMBAC Insured	8/14 at 100.00	Aaa	2,919,813
1,600	5.000%, 8/01/24 – AMBAC Insured	8/14 at 100.00	Aaa	1,677,920
4,300	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame	3/18 at 100.00	Aaa	4,434,848
	du Lac Project, Refunding Series 2009, 5.000%, 3/01/36
1,550	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/15 at 100.00	N/R	267,205
	2005, 5.250%, 2/15/23 (5)
17,580	Total Indiana			16,706,117
	Iowa – 0.6% (0.4% of Total Investments)
8,100	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	6,077,673
	5.500%, 6/01/42
	Kansas – 0.0% (0.0% of Total Investments)
90	Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue	No Opt. Call	Aaa	91,707
	Refunding Bonds, Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)
	Kentucky – 0.9% (0.6% of Total Investments)
4,300	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	No Opt. Call	Baa2	4,421,647
	Medical Health System, Series 2010A, 6.500%, 3/01/45
4,630	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	4,746,259
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/31
8,930	Total Kentucky			9,167,906
	Louisiana – 5.0% (3.2% of Total Investments)
15	Bossier Public Trust Financing Authority, Louisiana, Single Family Mortgage Revenue Refunding	2/12 at 100.00	AAA	15,017
	Bonds, Series 1995B, 6.125%, 8/01/28
4,350	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	4,297,452
	5.000%, 6/01/22 – AMBAC Insured
4,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	3,955,920
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	2,511,945
	Series 2007A, 5.500%, 5/15/47
5,750	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1	6,131,053
	Series 2011, 6.750%, 5/15/41
3,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B,	5/20 at 100.00	AA	3,032,640
	5.000%, 5/01/45
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
14,550	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	AA+	14,382,966
5,920	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	5,680,536
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
80	5.500%, 5/15/30	11/11 at 101.00	A	80,212
11,240	5.875%, 5/15/39	11/11 at 101.00	A–	11,170,312
51,605	Total Louisiana			51,258,053
	Maryland – 0.5% (0.3% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	1,662,610
	9/01/26 – SYNCORA GTY Insured
1,205	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	Baa2	1,159,776
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
1,390	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A2 (4)	1,564,640
	System, Series 2004A, 5.250%, 7/01/19 (Pre-refunded 7/01/14)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/21 at 100.00	BBB	1,032,770
	Center Issue, Series 2011, 6.250%, 7/01/31
5,460	Total Maryland			5,419,796
	Massachusetts – 5.7% (3.7% of Total Investments)
8,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A	8,144,094
	Lien Series 2010B, 5.000%, 1/01/37
1,005	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	1,031,050
	Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)
1,005	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	967,081
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	967,470
	5.700%, 10/01/34
9,175	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	BBB+	9,062,790
	System, Series 2001E, 5.700%, 10/01/25 – RAAI Insured
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye	7/20 at 100.00	BBB–	1,885,740
	and Ear Infirmary, Series 2010C, 5.375%, 7/01/35
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical
	Center Hospitals, Series 2002H:
105	5.000%, 5/15/25 (Pre-refunded 5/15/12) – FGIC Insured	5/12 at 100.00	N/R (4)	109,052
2,645	5.000%, 5/15/25 (Pre-refunded 5/15/12) – FGIC Insured	5/12 at 100.00	N/R (4)	2,747,071
900	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	887,760
	5.125%, 7/01/41
	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
2,250	5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	2,494,013
4,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	4,433,800
3,795	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,601,645
	8/01/46 – AGM Insured (UB), (7)
	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
11,400	5.250%, 1/01/21 (Pre-refunded 1/01/13) – AGM Insured	1/13 at 100.00	AA+ (4)	12,192,642
1,850	5.250%, 1/01/21 (Pre-refunded 1/01/13) – AGM Insured	1/13 at 100.00	AA+ (4)	1,978,631
8,050	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking Revenue	7/21 at 100.00	A+	7,969,500
	Bonds, Senior Lien Series 2011, 5.000%, 7/01/41
57,305	Total Massachusetts			58,472,339
	Michigan – 3.8% (2.5% of Total Investments)
7,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	6,975,640
	5.250%, 11/01/35
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	5,023,734
7,955	0.000%, 12/01/22	No Opt. Call	AAA	4,930,270
8,260	0.000%, 12/01/23	No Opt. Call	AAA	4,819,132
8,575	0.000%, 12/01/24	No Opt. Call	AAA	4,701,244
1,200	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BB+	1,104,468
	6.000%, 7/01/35
6,200	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	6,203,410
	Refunding Series 2009, 5.750%, 11/15/39
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A:
275	5.000%, 12/01/31 (Prefunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	327,467
1,225	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	1,230,047
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB–	307,023
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
3,270	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Series 2003,	5/13 at 100.00	Aa2	3,442,362
	5.000%, 5/01/22
51,960	Total Michigan			39,064,797
	Minnesota – 1.5% (1.0% of Total Investments)
8,165	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A2	8,409,378
	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,
	HealthPartners Inc., Series 2003:
1,000	6.000%, 12/01/18	12/13 at 100.00	A3	1,064,470
1,050	5.875%, 12/01/29	12/13 at 100.00	A3	1,070,192
205	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 –	2/12 at 100.00	AA+	205,894
	NPFG Insured
635	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2,	1/12 at 100.00	AA+	652,786
	6.050%, 7/01/31 (Alternative Minimum Tax)
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,070,600
1,620	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.500%,	7/14 at 100.00	N/R (4)	1,837,210
	7/01/25 (Pre-refunded 7/01/14)
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BB+	1,003,640
	Series 2005, 6.000%, 11/15/25
14,675	Total Minnesota			15,314,170
	Mississippi – 0.4% (0.2% of Total Investments)
3,675	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	3,776,357
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 1.9% (1.2% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	1,981,380
	Services – Heisinger Project, Series 2004, 5.250%, 2/01/24
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	202,278
	Regional Hospital, Series 2006, 5.000%, 3/01/22
2,885	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	2,919,909
	Health System, Series 2004, 5.500%, 2/15/24
9,000	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B,	9/12 at 100.00	A+	9,351,090
	5.250%, 9/01/17 – FGIC Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	A	865,215
1,525	5.000%, 6/01/35	6/15 at 100.00	A	1,479,433
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	1,031,270
	2003, 5.125%, 5/15/24
1,200	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/14 at 100.00	BBB+	1,253,184
	System, Series 2003, 5.125%, 2/15/18
18,590	Total Missouri			19,083,759
	Nebraska – 0.8% (0.5% of Total Investments)
1,470	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A, 5.250%,	4/13 at 100.00	AA+	1,544,911
	4/01/23 – AGM Insured
5,130	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2007A,	2/17 at 100.00	Aa1	5,225,059
	5.000%, 2/01/43
1,050	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+	1,573,919
	City 2, Series 2006A, Trust 11673, 20.264%, 8/01/40 – AMBAC Insured (IF)
7,650	Total Nebraska			8,343,889
	Nevada – 5.2% (3.4% of Total Investments)
10,410	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AA (4)	10,895,835
	(Pre-refunded 6/15/12) – NPFG Insured
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	10,401,900
	Clark County, Nevada, General Obligation Bonds, Bond Bank Refunding Series 2009:
3,520	5.000%, 6/01/27	6/19 at 100.00	AA+	3,697,830
3,695	5.000%, 6/01/28	6/19 at 100.00	AA+	3,861,608
3,880	5.000%, 6/01/29	6/19 at 100.00	AA+	4,031,398
	Clark County, Nevada, General Obligation Transportation Bonds, Refunding Series 2010B:
4,915	5.000%, 7/01/25	1/20 at 100.00	AA+	5,239,832
4,160	5.000%, 7/01/26	1/20 at 100.00	AA+	4,398,451
5,795	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AA–	6,052,356
	5.000%, 7/01/23 – AMBAC Insured
4,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	Aa3	4,057,200
	7/01/25 – FGIC Insured
1,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/12 at 100.00	N/R	239,970
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured (5)
51,375	Total Nevada			52,876,380
	New Jersey – 5.6% (3.6% of Total Investments)
5,480	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aa2	5,743,972
	12/15/20 – AGM Insured
135	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aa2 (4)	149,967
	12/15/20 (Pre-refunded 12/15/13) – AGM Insured
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24	9/15 at 100.00	A+	1,389,196
1,000	5.250%, 9/01/26	9/15 at 100.00	A+	1,034,860
520	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BBB–	486,808
	University Hospital, Series 2007, 5.750%, 7/01/37
3,675	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/11 at 100.00	A+	3,675,000
	1997A, 5.650%, 5/01/40 – AMBAC Insured (Alternative Minimum Tax)
17,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	4,392,989
	Appreciation Series 2010A, 0.000%, 12/15/33
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	3,862,236
	2006A, 5.250%, 12/15/20
3,400	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,726,740
	5.500%, 6/15/22 (Pre-refunded 6/15/13)
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	5,412,450
	5.000%, 12/15/23
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	4,261,880
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/24 – AGM Insured	1/15 at 100.00	AA+	3,118,800
5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009H, 5.000%, 1/01/36	1/19 at 100.00	A+	5,047,650
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
10,555	5.000%, 6/01/29	6/17 at 100.00	BBB–	8,341,300
5,000	4.750%, 6/01/34	6/17 at 100.00	Baa3	3,449,400
2,690	Union County Utilities Authority, New Jersey, Solid Waste Facility Subordinate Lease Revenue	12/11 at 100.00	Baa3	2,689,892
	Bonds, Ogden Martin Systems of Union Inc., Series 1998A, 5.350%, 6/01/23 – AMBAC Insured
	(Alternative Minimum Tax)
71,505	Total New Jersey			56,783,140
	New York – 7.2% (4.6% of Total Investments)
5,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	5,164,150
	Center, Series 2005, 5.000%, 2/01/28 – FGIC Insured
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	1,603,695
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19
1,250	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	1,277,750
	Civic Facility Project, Series 2005, 5.000%, 10/01/30
5,025	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	4,266,024
	2/15/47 – NPFG Insured
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A–	3,128,565
	5/01/33 – NPFG Insured
2,100	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	2,231,775
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2003B:
6,875	5.000%, 8/01/23 (UB)	8/13 at 100.00	AAA	7,320,500
7,260	5.000%, 8/01/24 (UB)	8/13 at 100.00	AAA	7,730,448
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,683,025
	Series 2004C, 5.000%, 2/01/22 (UB)
35	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	No Opt. Call	AA	35,108
2,150	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	2,285,343
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24 (UB)	4/15 at 100.00	AA	5,359,450
4,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	4,405,520
1,235	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA+	1,311,817
	Trust 2364, 17.266%, 11/15/44 – AMBAC Insured (IF)
2,475	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA+	2,513,486
	5.000%, 11/15/44 – AMBAC Insured
	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C:
6,000	5.250%, 6/01/20	6/13 at 100.00	A+	6,367,440
5,100	5.250%, 6/01/21	6/13 at 100.00	A+	5,425,737
2,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	2,141,120
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/19
1,060	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	1,076,165
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	Baa1	6,650,500
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
70,115	Total New York			72,977,618
	North Carolina – 0.8% (0.5% of Total Investments)
1,775	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,722,496
	Bonds, Series 2008, Trust 1149, 15.059%, 7/15/32 (IF), (7)
1,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, Carolinas	1/21 at 100.00	AA–	1,012,620
	HealthCare System, Series 2011A, 5.250%, 1/15/42
1,895	Durham Urban Redevelopment Authority, North Carolina, FHA-Insured Mortgage Loan Revenue Bonds,	2/12 at 101.00	AAA	1,920,298
	Durham Hosiery Mill, Series 1987, 7.500%, 8/01/29 (Alternative Minimum Tax)
	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional
	Facilities, Series 2004A:
1,250	5.000%, 2/01/21	2/14 at 100.00	AA+	1,353,488
2,445	5.000%, 2/01/22	2/14 at 100.00	AA+	2,615,319
8,365	Total North Carolina			8,624,221
	Ohio – 3.0% (1.9% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,075	5.125%, 6/01/24	6/17 at 100.00	Baa3	881,393
900	5.875%, 6/01/30	6/17 at 100.00	Baa3	708,057
845	5.750%, 6/01/34	6/17 at 100.00	Baa3	639,014
1,965	5.875%, 6/01/47	6/17 at 100.00	Baa3	1,454,572
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+ (4)	3,454,830
	5.250%, 12/01/24 (Pre-refunded 12/01/14) – AGM Insured
	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2003C:
2,330	5.250%, 5/15/17 – NPFG Insured	5/13 at 100.00	AA	2,480,262
4,105	5.250%, 5/15/18 – NPFG Insured	5/13 at 100.00	AA	4,347,113
4,495	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA	4,459,984
	5.000%, 11/15/41
10,000	Greene County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Series 2009,	4/19 at 100.00	A	10,017,800
	5.500%, 4/01/39
2,000	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	1/12 at 100.00	Aa2	2,000,160
	Courtyards of Kettering, Series 1998B-1, 5.550%, 1/01/40 (Alternative Minimum Tax)
30,715	Total Ohio			30,443,185
	Oklahoma – 2.1% (1.3% of Total Investments)
750	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	636,428
	5.375%, 9/01/36
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
2,690	5.000%, 2/15/37	2/17 at 100.00	A	2,686,073
1,020	5.000%, 2/15/42	2/17 at 100.00	A	1,008,943
10,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	9,243,600
	1/01/47 – FGIC Insured
1,730	Oklahoma State Student Loan Authority, Senior Lien Revenue Bonds, Series 2001A-1, 5.625%,	12/11 at 102.00	AAA	1,734,931
	6/01/31 (Alternative Minimum Tax)
5,460	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,472,449
	System, Series 2006, 5.000%, 12/15/36 (UB)
99	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	99,410
	System, Series 2008, Trust 3500, 8.489%, 6/15/30 (IF)
21,749	Total Oklahoma			20,881,834
	Oregon – 0.9% (0.6% of Total Investments)
7,860	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Sisters of Providence	10/14 at 100.00	AA	8,677,047
	Health System, Series 2004, 5.500%, 10/01/21 (UB)
	Pennsylvania – 2.6% (1.7% of Total Investments)
3,500	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A1	3,659,530
	5.000%, 12/01/23 – NPFG Insured
1,500	Annville-Cleona School District, Lebanon County, Pennsylvania, General Obligation Bonds,	3/15 at 100.00	Aa3	1,602,675
	Series 2005, 6.000%, 3/01/28 – AGM Insured
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	410,730
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A2	1,115,121
	Series 1997B, 5.700%, 7/01/27 – AMBAC Insured
845	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, St. Joseph’s University,	11/20 at 100.00	A–	819,050
	Series 2010A, 5.000%, 11/01/40
5,850	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA+	5,729,549
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	Aa1	1,047,370
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	10,672,200
	0.000%, 12/01/38
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,097,838
	AMBAC Insured
30,295	Total Pennsylvania			26,154,063
	Puerto Rico – 1.0% (0.7% of Total Investments)
8,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	6,035,050
	2010A, 0.000%, 8/01/33
5,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	4,320,200
	Series 2002, 5.500%, 5/15/39
13,750	Total Puerto Rico			10,355,250
	Rhode Island – 1.6% (1.1% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
5,305	6.000%, 6/01/23	6/12 at 100.00	BBB	5,324,735
6,425	6.125%, 6/01/32	6/12 at 100.00	BBB	6,434,188
5,095	6.250%, 6/01/42	6/12 at 100.00	BBB	4,809,680
16,825	Total Rhode Island			16,568,603
	South Carolina – 5.7% (3.7% of Total Investments)
9,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A1	9,311,400
	Assets for Education, Series 2003, 5.250%, 12/01/24
15,445	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	16,766,474
	2002, 5.875%, 12/01/17 (Pre-refunded 12/01/12)
2,500	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.000%,	5/13 at 100.00	AA–	2,526,175
	5/01/25 – AMBAC Insured
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 4.000%,	1/12 at 100.00	A–	7,600,000
	1/01/23 – NPFG Insured
1,250	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	1,336,938
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
4,750	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	4,755,130
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue
	Bonds, Palmetto Health Alliance, Series 2003C:
1,335	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	1,505,399
165	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	186,061
4,450	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	4,974,121
550	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	614,779
8,100	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2002A, 5.000%,	10/12 at 100.00	A1	8,130,051
	10/01/33 – AMBAC Insured
55,145	Total South Carolina			57,706,528
	Tennessee – 0.3% (0.2% of Total Investments)
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,013,952
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
800	5.500%, 11/01/37 (5), (6)	11/17 at 100.00	N/R	59,912
1,000	5.500%, 11/01/46 (5), (6)	11/17 at 100.00	N/R	74,890
5,000	Total Tennessee			3,148,754
	Texas – 8.5% (5.5% of Total Investments)
5,810	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,639,767
	4.250%, 8/15/36 (UB)
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Ca	1,870,720
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
10,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/12 at 101.00	BBB	10,257,400
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory
	put 5/15/17) (Alternative Minimum Tax)
1,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A+	1,014,020
5,240	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	5,248,908
	6.250%, 1/01/46
3,345	Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series 2001, 5.625%, 2/15/19	2/12 at 100.00	Aa1 (4)	3,444,915
	(Pre-refunded 2/15/12)
5,000	Gulf Coast Industrial Development Authority, Texas, Waste Disposal Revenue Bonds, Valero	12/11 at 100.00	BBB	4,582,050
	Refining and Marketing Company Project, Series 1997, 5.600%, 12/01/31 (Alternative Minimum Tax)
	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,
	Memorial Hermann Healthcare System, Series 2004A:
1,000	5.000%, 12/01/20	12/14 at 100.00	A+	1,032,970
1,000	5.000%, 12/01/21	12/14 at 100.00	A+	1,027,230
2,500	5.125%, 12/01/22	12/14 at 100.00	A+	2,562,200
2,925	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	Baa1	2,596,172
	5.250%, 11/15/30 – NPFG Insured
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	4,340,120
	5/15/24 – FGIC Insured
6,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	6,079,140
	5.000%, 11/15/40
10,850	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	4,760,872
	Project, Series 2001B, 0.000%, 9/01/25 – AMBAC Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	No Opt. Call	BBB–	816,320
1,250	5.125%, 8/15/26	No Opt. Call	BBB–	1,197,475
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	2,859,840
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
3,100	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	3,113,020
	5.750%, 1/01/38
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
1,880	0.000%, 9/01/43	9/31 at 100.00	AA	972,693
7,990	0.000%, 9/01/45	9/31 at 100.00	AA	4,622,535
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	326,270
	2001C, 5.200%, 5/01/28
2,500	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University,	No Opt. Call	AA–	2,544,950
	Series 2010, 5.000%, 10/01/41
7,100	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	6,952,391
	Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
3,755	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.833%, 4/01/28 (IF)	4/17 at 100.00	Aaa	5,048,072
3,900	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2001C-1,	12/11 at 101.00	Aaa	3,995,238
	5.200%, 12/01/21 (Pre-refunded 12/01/11) (Alternative Minimum Tax) (UB)
100,055	Total Texas			86,905,288
	Utah – 0.6% (0.4% of Total Investments)
6,335	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	6,355,652
20	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997E-2, 5.875%, 1/01/19	1/12 at 100.00	Aaa	20,016
	(Alternative Minimum Tax)
6,355	Total Utah			6,375,668
	Virgin Islands – 0.1% (0.0% of Total Investments)
900	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series	1/15 at 100.00	Baa3	757,692
	2007, 4.700%, 7/01/22 (Alternative Minimum Tax)
	Washington – 7.0% (4.5% of Total Investments)
15,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AA	15,007,950
	Series 2002A, 5.450%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)
6,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station,	7/12 at 100.00	Aaa	6,274,860
	Series 2002A, 5.750%, 7/01/17 – NPFG Insured
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	Aa1	5,440,300
	2003A, 5.500%, 7/01/16 (UB)
10,080	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2002,	6/12 at 100.00	AA+ (4)	10,530,274
	5.500%, 12/01/16 (Pre-refunded 6/01/12) – FGIC Insured
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	2,611,500
6,965	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.250%, 9/01/22 – FGIC Insured	9/12 at 100.00	A1	7,205,641
2,820	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	12/14 at 100.00	A1	3,023,378
	5.375%, 12/01/19 – NPFG Insured
2,500	Snohomish County, Washington, Limited Tax General Obligation Bonds, Series 2001, 5.125%,	12/11 at 100.00	AA (4)	2,541,450
	12/01/22 (Pre-refunded 12/01/11) – NPFG Insured
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	5,139,150
	Research Center, Series 2009A, 6.000%, 1/01/33
3,410	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	1/21 at 100.00	A	3,403,214
	Research Center, Series 2011A, 5.625%, 1/01/35
3,955	Washington State Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical	12/20 at 100.00	Baa2	3,636,504
	Center, Series 2010, 5.500%, 12/01/39
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	804,170
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,
	Series 2002:
3,275	6.500%, 6/01/26	6/13 at 100.00	BBB	3,320,948
2,395	6.625%, 6/01/32	6/13 at 100.00	BBB	2,420,866
69,900	Total Washington			71,360,205
	West Virginia – 0.7% (0.5% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,030,850
	Series 2003L, 2.000%, 10/01/22 (Mandatory put 10/01/11)
2,355	West Virginia University, University Revenue Improvement Bonds, West Virginia University	10/14 at 100.00	Aa3	2,504,495
	Projects, Series 2004C, 5.000%, 10/01/24 – FGIC Insured
7,355	Total West Virginia			7,535,345
	Wisconsin – 2.1% (1.4% of Total Investments)
6,810	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	8/11 at 100.00	A3	6,810,953
	Series 1999A, 5.600%, 2/15/29
5	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	8/11 at 100.00	BBB+	5,001
	Series 1999B, 5.625%, 2/15/29
1,135	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A3	1,137,599
	Inc., Series 2010A, 5.625%, 4/15/39
315	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	279,229
	Healthcare, Series 2006, 5.000%, 5/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,007,920
	Series 2004, 5.750%, 5/01/24
2,830	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	8/11 at 100.00	Baa1	2,834,698
	Series 1997, 5.625%, 2/15/17 – NPFG Insured
4,530	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	4,046,423
	Healthcare System, Series 2006, 5.250%, 8/15/34
5,300	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB)	5/16 at 100.00	AA	5,597,648
21,925	Total Wisconsin			21,719,471
	Wyoming – 0.2% (0.1% of Total Investments)
2,250	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB+	2,233,845
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 1,675,229	Total Investments (cost $1,536,118,610) – 154.1%			1,573,399,546
	Floating Rate Obligations – (10.0)%			(102,434,000)
	Other Assets Less Liabilities – 3.8%			39,831,385
	Variable Rate Demand Preferred Shares, at Liquidation Value – (47.9)% (8)			(489,500,000)
	Net Assets Applicable to Common Shares – 100%			$ 1,021,296,931

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$1,573,264,744	$134,802	$1,573,399,546

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$ 686,550
Gains (losses):
Net realized gains (losses)	(25,300)
Net change in unrealized appreciation (depreciation)	(136,615)
Purchases at cost	—
Sales at proceeds	(122,628)
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	(267,205)
Balance at the end of period	$ 134,802

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $1,433,140,468

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 67,686,041
Depreciation	(29,829,732)
Net unrealized appreciation (depreciation) of investments	$ 37,856,309

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund 2, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2011